Cover	Nov. 18, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	001-39967
Entity Registrant Name	MDH ACQUISITION CORP.
Entity Central Index Key	0001823143
Entity Tax Identification Number	85-1936285
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	660 N. Carroll Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	South Lake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	415
Local Phone Number	968-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable warrant
Trading Symbol	MDH.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MDH
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock, at an exercise price of $11.50 per share
Trading Symbol	MDH.WS
Security Exchange Name	NYSE